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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. Schedule of Investments.

The Alger Funds II | Alger Spectra Fund

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—95.4%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	178,292	$117,673

AEROSPACE & DEFENSE—3.6%
Honeywell International, Inc.+	862,300	84,298,448
Lockheed Martin Corp.	95,700	18,027,009
Precision Castparts Corp.	153,600	30,735,360
The Boeing Co.+	178,800	25,992,156
United Technologies Corp.	46,000	5,279,880
		164,332,853
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	265,700	26,261,788

AIRLINES—1.1%
JetBlue Airways Corp.*	213,100	3,577,949
United Continental Holdings, Inc.*	652,999	45,298,541
		48,876,490
ALTERNATIVE CARRIERS—0.4%
Level 3 Communications, Inc.*	380,100	18,906,174

APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Michael Kors Holdings Ltd.*	68,730	4,865,397
Quiksilver, Inc.*	1,570,123	2,936,130
Ralph Lauren Corp.	41,640	6,949,299
		14,750,826
APPLICATION SOFTWARE—2.4%
Adobe Systems, Inc.*	629,600	44,153,848
Palantir Technologies, Inc., Cl. A*,@	348,292	2,107,167
salesforce.com, inc.*	917,221	51,777,125
SAP SE#	198,800	12,993,568
		111,031,708
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	511,000	35,121,030
Lear Corp.	122,700	12,312,945
WABCO Holdings, Inc.*	95,500	9,088,735
		56,522,710
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	20,300	4,133,080

BIOTECHNOLOGY—6.3%
Amgen, Inc.	158,345	24,109,610
Biogen Idec, Inc.*+	177,180	68,951,369
Celgene Corp.*+	363,400	43,302,744
Gilead Sciences, Inc.*+	1,041,250	109,154,237
Intercept Pharmaceuticals, Inc.*	34,600	6,955,638
Pharmacyclics, Inc.*	126,500	21,346,875
Puma Biotechnology, Inc.*	33,670	7,107,064
Vertex Pharmaceuticals, Inc.*	75,200	8,282,528
		289,210,065
BREWERS—0.8%
Anheuser-Busch InBev NV#	71,900	8,776,833
Molson Coors Brewing Co., Cl. B	394,000	29,916,420
		38,693,253

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—0.6%
Fortune Brands Home & Security, Inc.	246,995	$11,062,906
Lennox International, Inc.	154,600	15,198,726
		26,261,632
CABLE & SATELLITE—1.1%
Comcast Corporation, Cl. A	846,340	44,978,739
DISH Network Corp., Cl. A*	91,800	6,458,130
		51,436,869
CASINOS & GAMING—0.4%
MGM Resorts International*	901,500	17,561,220

COMMUNICATIONS EQUIPMENT—0.1%
Arista Networks, Inc.*	40,000	2,524,800

COMPUTER STORAGE & PERIPHERALS—0.2%
SanDisk Corp.	143,400	10,885,494

CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	60,700	6,539,818

CONSUMER FINANCE—1.1%
American Express Co.+	557,100	44,952,399
Discover Financial Services	141,755	7,708,637
		52,661,036
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Alliance Data Systems Corp.*	160,515	46,361,547
Fiserv, Inc.*	389,200	28,228,676
Visa, Inc., Cl. A+	386,115	98,424,575
		173,014,798
DEPARTMENT STORES—0.2%
Nordstrom, Inc.	93,600	7,132,320

DRUG RETAIL—2.2%
CVS Caremark Corp.	825,800	81,060,528
Walgreens Boots Alliance, Inc.	288,750	21,295,312
		102,355,840
FOOD RETAIL—1.1%
The Kroger Co.	442,000	30,520,100
Whole Foods Market, Inc.	347,700	18,113,432
		48,633,532
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	299,500	27,628,875

GENERAL MERCHANDISE STORES—1.3%
Dollar General Corp.*	268,600	18,012,316
Dollar Tree, Inc.*	575,400	40,910,940
		58,923,256
HEALTH CARE EQUIPMENT—1.4%
Becton Dickinson and Co.	174,800	24,136,384
Insulet Corp.*	26,301	772,986
Intuitive Surgical, Inc.*	4,300	2,126,264
St. Jude Medical, Inc.	483,800	31,867,906
Zimmer Holdings, Inc.	59,500	6,669,950
		65,573,490

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.2%
HCA Holdings, Inc.*	704,249	$49,860,829
Universal Health Services, Inc., Cl. B	67,300	6,900,269
		56,761,098
HOME ENTERTAINMENT SOFTWARE—0.6%
Activision Blizzard, Inc.	1,305,400	27,276,333

HOME IMPROVEMENT RETAIL—2.2%
Lowe’s Companies, Inc.	879,800	59,615,248
The Home Depot, Inc.	402,200	41,997,724
		101,612,972
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	639,200	22,129,104

HOTELS RESORTS & CRUISE LINES—2.7%
Hilton Worldwide Holdings, Inc.*	2,624,019	68,145,773
Norwegian Cruise Line Holdings Ltd.*	255,900	11,198,184
Royal Caribbean Cruises Ltd.+	597,412	45,134,477
		124,478,434
HOUSEHOLD PRODUCTS—0.2%
The Procter & Gamble Co.	126,250	10,641,613

HOUSEWARES & SPECIALTIES—0.3%
Jarden Corp.*	305,250	14,658,105

INDUSTRIAL CONGLOMERATES—0.6%
Danaher Corp.	359,600	29,623,848

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	161,900	23,574,259

INDUSTRIAL MACHINERY—0.6%
Ingersoll-Rand PLC.	397,904	26,420,826

INTERNET RETAIL—1.8%
Amazon.com, Inc.*+	142,400	50,485,072
The Priceline Group, Inc.*	12,400	12,517,552
TripAdvisor, Inc.*	310,003	20,773,301
		83,775,925
INTERNET SOFTWARE & SERVICES—10.7%
Cornerstone OnDemand, Inc.*	66,700	2,197,765
Demandware, Inc.*	205,500	11,006,580
Facebook, Inc., Cl. A*+	2,638,615	200,297,264
Google, Inc., Cl. A*	54,114	29,088,981
Google, Inc., Cl. C*+	249,409	133,314,099
GrubHub, Inc.*	711,058	24,481,727
HomeAway, Inc.*	83,400	2,125,866
LinkedIn Corp., Cl. A*	102,000	22,923,480
Trulia, Inc.*	54,000	2,304,720
Yahoo! Inc.*	1,479,295	65,074,187
		492,814,669
INVESTMENT BANKING & BROKERAGE—0.0%
Morgan Stanley	50,300	1,700,643

IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., Cl. A*	839,700	45,452,961

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.5%
Thermo Fisher Scientific, Inc.+	538,374	$67,409,809

MANAGED HEALTH CARE—2.0%
Aetna, Inc.	177,100	16,261,322
Cigna Corp.	297,900	31,824,657
Humana, Inc.	216,600	31,718,904
UnitedHealth Group, Inc.	107,224	11,392,550
		91,197,433
MOVIES & ENTERTAINMENT—1.1%
The Walt Disney Co.	566,500	51,528,840

MULTI-LINE INSURANCE—0.9%
American International Group, Inc.	184,700	9,026,289
Hartford Financial Services Group, Inc.	789,455	30,709,799
		39,736,088
MULTI-UTILITIES—0.4%
Sempra Energy	148,200	16,586,544

OIL & GAS EQUIPMENT & SERVICES—1.3%
Baker Hughes, Inc.	374,900	21,740,451
Halliburton Company	155,800	6,230,442
National Oilwell Varco, Inc.	209,666	11,412,120
Schlumberger Ltd.	141,500	11,658,185
Weatherford International PLC.*	971,820	10,038,901
		61,080,099
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.+	557,351	45,563,444
Devon Energy Corp.	552,300	33,287,121
		78,850,565
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	318,257	22,717,185

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	2,654,817	40,220,478
Citigroup, Inc.	120,800	5,671,560
		45,892,038
PACKAGED FOODS & MEATS—0.9%
Kraft Foods Group, Inc.	217,100	14,185,314
Mead Johnson Nutrition Co., Cl. A	256,600	25,272,534
		39,457,848
PHARMACEUTICALS—8.5%
AbbVie, Inc.+	1,041,600	62,860,560
Actavis PLC.*	694,209	185,034,467
Allergan, Inc.	183,400	40,212,284
Merck & Co., Inc.	329,400	19,856,232
Pacira Pharmaceuticals, Inc.*	110,860	11,900,821
Salix Pharmaceuticals Ltd.*	92,507	12,457,918
Shire PLC.	363,238	26,556,673
Teva Pharmaceutical Industries Ltd.#	520,800	29,612,688
		388,491,643
RAILROADS—1.1%
Union Pacific Corp.	422,600	49,532,946

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RENEWABLE ELECTRICITY—0.4%
TerraForm Power, Inc., Cl. A	600,330	$19,534,738

RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	83,014	15,316,913

RESTAURANTS—2.0%
Chipotle Mexican Grill, Inc.*	19,430	13,792,191
Darden Restaurants, Inc.	491,900	30,192,822
McDonald’s Corp.	257,300	23,784,812
Starbucks Corp.+	294,030	25,736,446
		93,506,271
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	661,821	27,008,915

SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	106,675	8,154,237
SunEdison, Inc.*	1,661,000	31,110,530
		39,264,767
SEMICONDUCTORS—3.4%
Avago Technologies Ltd.	498,200	51,254,816
Micron Technology, Inc.*	1,264,445	37,003,983
NXP Semiconductors NV*	727,125	57,690,097
Samsung Electronics Co., Ltd.	6,500	8,048,349
		153,997,245
SOFT DRINKS—0.9%
PepsiCo, Inc.+	453,015	42,483,747

SPECIALIZED FINANCE—0.4%
McGraw Hill Financial, Inc.	178,100	15,929,264

SPECIALTY CHEMICALS—0.6%
PPG Industries, Inc.	111,800	24,917,984
The Sherwin-Williams Co.	11,900	3,228,113

SPECIALTY STORES—0.8%
Signet Jewelers Ltd.	306,812	37,158,001

SYSTEMS SOFTWARE—1.7%
Microsoft Corp.+	1,926,920	77,847,568

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.+	2,542,469	297,875,668
Western Digital Corp.	149,160	14,502,827
		312,378,495
TOBACCO—0.6%
Altria Group, Inc.	513,100	27,245,610

TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	1,945,771	56,096,578
TOTAL COMMON STOCKS (Cost $3,760,157,742)		4,383,285,637

PREFERRED STOCKS—0.5%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,537,428	1,014,702
Choicestream, Inc., Cl. B*,@,(a)	3,765,639	2,485,322
		3,500,024

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	1,420,438	$8,707,285
Palantir Technologies, Inc., Cl. D*,@	185,062	1,138,131
		9,845,416
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	171,099	7,528,356
TOTAL PREFERRED STOCKS (Cost $19,632,430)		20,873,796

MASTER LIMITED PARTNERSHIP—2.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
The Blackstone Group LP.	2,241,869	83,711,388
The Carlyle Group LP.	865,695	22,767,779
		106,479,167
TOTAL MASTER LIMITED PARTNERSHIP (Cost $94,646,842)		106,479,167

REAL ESTATE INVESTMENT TRUST—2.0%
HEALTH CARE—0.2%
Physicians Realty Trust	550,000	9,702,000

RESIDENTIAL—0.6%
American Campus Communities, Inc.	221,387	9,732,172
AvalonBay Communities, Inc.	88,500	15,309,615
		25,041,787
SPECIALIZED—1.2%
Crown Castle International Corp.	549,800	47,563,198
Lamar Advertising Co.	138,500	7,758,770
		55,321,968
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $83,551,312)		90,065,755
Total Investments (Cost $3,957,988,326)(b)	100.2%	4,600,704,355
Liabilities in Excess of Other Assets	(0.2)%	(7,056,268)
NET ASSETS	100.0%	$4,593,648,087

(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(b)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,013,573,994, amounted to $587,130,361 which consisted of aggregate gross unrealized appreciation of $721,152,782 and aggregate gross unrealized depreciation of $134,022,421.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$51,705	$117,673	0.00%
Choicestream, Inc., Cl. A	12/17/2013	1,229,452	1,014,702	0.02%
Choicestream, Inc., Cl. B	7/10/2014	$2,259,383	$2,485,322	0.06%
Intarcia Therapeutics, Inc.	3/27/2014	5,541,897	7,528,356	0.16%
Palantir Technologies, Inc., Cl. A	10/07/2014	2,266,336	2,107,167	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	9,379,767	8,707,285	0.19%
Palantir Technologies, Inc., Cl. D	10/14/2014	1,221,931	1,138,131	0.03%
Total			$23,098,636	0.51%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short (Continued) January 31, 2015

	SHARES	VALUE
COMMON STOCKS—2.9%
AGRICULTURAL & FARM MACHINERY—0.3%
Deere & Co.	(131,300)	$(11,185,447)

ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Waddell & Reed Financial, Inc., Cl. A	(248,100)	(11,092,551)

BIOTECHNOLOGY—0.2%
Myriad Genetics, Inc.	(235,900)	(8,827,378)

BROADCASTING—0.2%
Scripps Networks Interactive, Inc., Cl.A	(123,400)	(8,772,506)

COMPUTER STORAGE & PERIPHERALS—0.0%
NetApp, Inc.	(48,500)	(1,833,300)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
PACCAR, Inc.	(208,900)	(12,556,979)

DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Syntel, Inc.	(99,900)	(4,320,675)

EXCHANGE TRADED FUNDS—0.2%
SPDR S&P Oil & Gas Exploration & Production ETF	(239,924)	(11,079,690)

HOME IMPROVEMENT RETAIL—0.1%
Lumber Liquidators Holdings, Inc.	(54,700)	(3,454,305)

HOUSEWARES & SPECIALTIES—0.3%
Tupperware Brands Corp.	(230,800)	(15,604,388)

IT CONSULTING & OTHER SERVICES—0.1%
Infosys Technologies Ltd.#	(132,300)	(4,508,784)

SEMICONDUCTORS—0.4%
Linear Technology Corp.	(400,900)	(18,016,446)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(78,200)	(1,775,922)
		(19,792,368)
SPECIALTY CHEMICALS—0.2%
Celanese Corp.	(132,100)	(7,101,696)

SYSTEMS SOFTWARE—0.1%
NetSuite, Inc.	(62,400)	(6,142,032)

TRADING COMPANIES & DISTRIBUTORS—0.1%
Fastenal Co.	(102,200)	(4,537,680)
TOTAL (Proceeds $140,313,553)		$(130,809,779)

#          American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER GREEN FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—94.1%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	3,619	$2,389

AEROSPACE & DEFENSE—2.9%
Hexcel Corp.	17,450	771,814
Honeywell International, Inc.	15,440	1,509,414
		2,281,228
AGRICULTURAL & FARM MACHINERY—0.5%
Lindsay Corp.	4,690	405,310

AIR FREIGHT & LOGISTICS—2.5%
FedEx Corp.	5,515	932,642
United Parcel Service, Inc., Cl. B	10,510	1,038,808
		1,971,450
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Ralph Lauren Corp.	2,360	393,860

APPLICATION SOFTWARE—1.7%
EnerNOC, Inc.*	37,525	646,180
SAP SE#	10,330	675,169
		1,321,349
AUTO PARTS & EQUIPMENT—2.9%
BorgWarner, Inc.	21,140	1,141,771
Johnson Controls, Inc.	24,140	1,121,786
		2,263,557
AUTOMOBILE MANUFACTURERS—2.0%
General Motors Co.	11,875	387,362
Tesla Motors, Inc.*	5,925	1,206,330
		1,593,692
COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.*	30,690	605,514

COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	31,190	822,324

CONSTRUCTION & ENGINEERING—0.6%
AECOM*	16,870	428,835

CONSUMER ELECTRONICS—1.6%
Harman International Industries, Inc.	9,665	1,252,874

CONSUMER FINANCE—0.9%
American Express Co.	8,275	667,710

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp.*	3,650	1,054,229
Visa, Inc., Cl. A	3,625	924,049
		1,978,278
DISTRIBUTORS—1.4%
LKQ Corp.*	43,535	1,123,638

ELECTRIC UTILITIES—2.8%
Duke Energy Corp.	9,935	865,736
ITC Holdings Corp.	31,380	1,334,905
		2,200,641
ELECTRICAL COMPONENTS & EQUIPMENT—3.4%
Acuity Brands, Inc.	11,235	1,684,014

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(CONT.)
SolarCity Corp.*	19,340	$940,118
		2,624,132
ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
Itron, Inc.*	15,035	559,452

ELECTRONIC MANUFACTURING SERVICES—0.3%
Trimble Navigation Ltd.*	10,030	239,115

ENVIRONMENTAL & FACILITIES SERVICES—3.9%
Clean Harbors, Inc.*	10,490	496,387
Covanta Holding Corp.	37,680	770,179
Tetra Tech, Inc.	34,655	798,105
Waste Management, Inc.	19,170	985,913
		3,050,584
FOOD DISTRIBUTORS—1.4%
United Natural Foods, Inc.*	13,760	1,063,373

FOOD RETAIL—1.2%
Whole Foods Market, Inc.	17,585	916,091

FOOTWEAR—2.4%
NIKE, Inc., Cl. B	19,950	1,840,388

HOME IMPROVEMENT RETAIL—3.1%
The Home Depot, Inc.	23,245	2,427,243

HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	15,034	1,267,216

HYPERMARKETS & SUPER CENTERS—0.5%
Wal-Mart Stores, Inc.	4,540	385,809

INDUSTRIAL CONGLOMERATES—1.4%
General Electric Co.	44,755	1,069,197

INDUSTRIAL GASES—0.9%
Praxair, Inc.	5,860	706,657

INDUSTRIAL MACHINERY—4.6%
Pall Corp.	10,040	971,470
Watts Water Technologies, Inc.	16,025	939,546
Woodward Governor Co.	17,545	782,682
Xylem, Inc.	25,755	878,246
		3,571,944
INTERNET RETAIL—2.1%
Amazon.com, Inc.*	4,510	1,598,930

INTERNET SOFTWARE & SERVICES—8.5%
Alibaba Group Holding Ltd.#*	6,525	581,247
eBay, Inc.*	21,835	1,157,255
Facebook, Inc., Cl. A*	28,125	2,134,969
Google, Inc., Cl. A*	2,530	1,360,001
Google, Inc., Cl. C*	2,530	1,352,336
		6,585,808
LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	12,950	647,241

MANAGED HEALTH CARE—1.2%
Aetna, Inc.	10,080	925,546

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MOVIES & ENTERTAINMENT—1.4%
The Walt Disney Co.	12,090	$1,099,706

PACKAGED FOODS & MEATS—0.8%
The WhiteWave Foods Co.*	18,565	612,088

PHARMACEUTICALS—5.0%
Actavis PLC.*	2,240	597,050
Bristol-Myers Squibb Co.	19,910	1,199,976
Johnson & Johnson	14,665	1,468,553
Merck & Co., Inc.	10,705	645,297
		3,910,876
RAILROADS—0.9%
Norfolk Southern Corp.	7,225	736,733

RENEWABLE ELECTRICITY—2.1%
TerraForm Power, Inc., Cl. A	49,880	1,623,095

RESTAURANTS—3.2%
Chipotle Mexican Grill, Inc.*	2,375	1,685,870
Starbucks Corp.	9,635	843,352
		2,529,222
SEMICONDUCTOR EQUIPMENT—1.6%
SunEdison, Inc.*	67,650	1,267,085

SEMICONDUCTORS—4.4%
Broadcom Corp., Cl. A	20,825	883,709
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	517,748
Cree, Inc.*	11,880	420,077
First Solar, Inc.*	18,820	796,462
Intel Corp.	25,545	844,007
		3,462,003
SOFT DRINKS—1.7%
The Coca-Cola Co.	31,660	1,303,442

SPECIALTY CHEMICALS—0.8%
Albemarle Corp.	5,605	270,497
Chemtura Corp.*	17,315	377,294
		647,791
SYSTEMS SOFTWARE—1.8%
Microsoft Corp.	34,830	1,407,132

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	47,490	5,563,929
EMC Corp.	15,480	401,396
		5,965,325
TOTAL COMMON STOCKS (Cost $54,475,774)		73,355,873

PREFERRED STOCKS—0.1%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	31,215	20,602

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
ADVERTISING—(CONT.)
Choicestream, Inc., Cl. B*,@,(a)	69,819	$46,081
		66,683
TOTAL PREFERRED STOCKS (Cost $66,854)		66,683
Total Investments (Cost $54,542,628)(b)	94.2%	73,422,556
Other Assets in Excess of Liabilities	5.8%	4,532,358
NET ASSETS	100.0%	$77,954,914

(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
*	Non-income producing security.
#	American Depositary Receipts.
(b)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,558,941, amounted to $18,863,615 which consisted of aggregate gross unrealized appreciation of $20,393,081 and aggregate gross unrealized depreciation of $1,529,466.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$1,050	$2,389	0.00%
Choicestream, Inc., Cl. A	12/17/2013	24,962	20,602	0.03%
Choicestream, Inc., Cl. B	7/10/2014	41,892	46,081	0.06%
Total			$69,072	0.09%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER ANALYST FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—93.8%
AEROSPACE & DEFENSE—3.7%
Honeywell International, Inc.	2,381	$232,767
Lockheed Martin Corp.	498	93,808
		326,575
AIRLINES—1.7%
United Continental Holdings, Inc.*	2,133	147,966

ALTERNATIVE CARRIERS—0.7%
Level 3 Communications, Inc.*	1,275	63,419

APPAREL ACCESSORIES & LUXURY GOODS—2.3%
PVH Corp.	431	47,522
Ralph Lauren Corp.	954	159,213
		206,735
APPLICATION SOFTWARE—0.3%
salesforce.com, inc.*	486	27,435

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	3,071	53,497

AUTO PARTS & EQUIPMENT—3.8%
American Axle & Manufacturing Holdings, Inc.*	2,051	49,942
BorgWarner, Inc.	2,377	128,382
Delphi Automotive PLC.	2,296	157,804
		336,128
BIOTECHNOLOGY—5.0%
Biogen Idec, Inc.*	424	165,004
Gilead Sciences, Inc.*	1,327	139,109
Pharmacyclics, Inc.*	872	147,150
		451,263
BREWERS—1.5%
The Boston Beer Co., Inc., Cl. A*	425	133,671

BUILDING PRODUCTS—2.5%
Fortune Brands Home & Security, Inc.	2,153	96,433
Lennox International, Inc.	1,332	130,949
		227,382
CABLE & SATELLITE—0.7%
AMC Networks, Inc.*	910	60,697

CASINOS & GAMING—0.5%
MGM Resorts International*	2,512	48,934

COMMUNICATIONS EQUIPMENT—4.1%
CalAmp Corp.*	12,586	225,415
CommScope Holding Co., Inc.*	4,877	137,068
		362,483
CONSTRUCTION & ENGINEERING—0.4%
MasTec, Inc.*	1,911	35,392

CONSTRUCTION MATERIALS—0.8%
Vulcan Materials Co.	1,033	72,837

CONSUMER FINANCE—0.8%
American Express Co.	922	74,396

DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Alliance Data Systems Corp.*	320	92,425

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—(CONT.)
Visa, Inc., Cl. A	736	$187,614
		280,039
EDUCATION SERVICES—1.6%
Grand Canyon Education, Inc.*	3,362	147,323

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Acuity Brands, Inc.	434	65,052

ELECTRONIC EQUIPMENT MANUFACTURERS—1.3%
FEI Co.	1,373	112,888

GENERAL MERCHANDISE STORES—0.7%
Dollar General Corp.*	914	61,293

HEALTH CARE EQUIPMENT—3.2%
DBV Technologies SA*	2,353	114,005
Insulet Corp.*	2,146	63,071
St. Jude Medical, Inc.	1,643	108,224
		285,300
HEALTH CARE FACILITIES—2.5%
HCA Holdings, Inc.*	1,948	137,918
Tenet Healthcare Corporation*	1,924	81,347
		219,265
HOME IMPROVEMENT RETAIL—1.1%
The Home Depot, Inc.	984	102,749

HOTELS RESORTS & CRUISE LINES—2.8%
Hilton Worldwide Holdings, Inc.*	4,049	105,152
Royal Caribbean Cruises Ltd.	1,974	149,136
		254,288
HOUSEWARES & SPECIALTIES—2.8%
Jarden Corp.*	5,214	250,376

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Robert Half International, Inc.	1,046	60,731

INDUSTRIAL MACHINERY—1.3%
Ingersoll-Rand PLC.	1,755	116,532

INTERNET RETAIL—0.5%
TripAdvisor, Inc.*	700	46,907

INTERNET SOFTWARE & SERVICES—7.7%
AOL, Inc.*	570	24,652
Cornerstone OnDemand, Inc.*	3,686	121,454
DealerTrack Holdings, Inc.*	1,002	40,280
Demandware, Inc.*	2,351	125,920
Facebook, Inc., Cl. A*	1,357	103,010
Google, Inc., Cl. C*	183	97,817
LinkedIn Corp., Cl. A*	407	91,469
Shutterstock, Inc.*	403	22,685
Yahoo! Inc.*	1,408	61,938
		689,225
INVESTMENT BANKING & BROKERAGE—0.5%
TD Ameritrade Holding Corp.	1,464	47,419

IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	1,098	59,435

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—(CONT.)
Unisys Corp.*	2,114	$46,360
		105,795
LEISURE PRODUCTS—1.0%
Brunswick Corp.	1,640	89,019

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	849	42,433

MANAGED HEALTH CARE—1.8%
Cigna Corp.	1,501	160,352

MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group, Inc.	1,122	43,646

MULTI-UTILITIES—1.1%
Sempra Energy	850	95,132

OIL & GAS EQUIPMENT & SERVICES—1.1%
Halliburton Company	882	35,271
National Oilwell Varco, Inc.	669	36,414
Weatherford International PLC.*	2,888	29,833
		101,518
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Anadarko Petroleum Corp.	1,492	121,971
Pioneer Natural Resources Co.	395	59,459
		181,430
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp.	3,141	47,586

PHARMACEUTICALS—2.5%
Actavis PLC.*	551	146,864
Jazz Pharmaceuticals PLC.*	456	77,219
		224,083
RESEARCH & CONSULTING SERVICES—2.4%
CoStar Group, Inc.*	1,151	212,371

RESTAURANTS—3.1%
Bloomin’ Brands, Inc.*	4,133	102,147
Jack in the Box, Inc.	1,140	96,661
Papa John’s International, Inc.	1,215	77,104
		275,912
SECURITY & ALARM SERVICES—1.4%
Tyco International PLC.	2,982	121,695

SOFT DRINKS—1.6%
PepsiCo, Inc.	1,554	145,734

SPECIALTY CHEMICALS—3.9%
Ashland, Inc.	928	109,986
The Sherwin-Williams Co.	870	236,005
		345,991
SPECIALTY STORES—6.0%
Cabela’s, Inc.*	524	28,794
Signet Jewelers Ltd.	1,754	212,427
Tiffany & Co.	820	71,045
Tractor Supply Co.	1,470	119,320

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY STORES—(CONT.)
Ulta Salon, Cosmetics & Fragrance, Inc.*	773	$101,989
		533,575
SYSTEMS SOFTWARE—2.2%
ServiceNow, Inc.*	2,202	160,526
Tableau Software, Inc., Cl. A*	399	32,223
		192,749
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	877	102,346
TOTAL COMMON STOCKS (Cost $7,382,815)		8,389,564

MASTER LIMITED PARTNERSHIP—2.8%
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
The Blackstone Group LP.	1,721	64,262
The Carlyle Group LP.	3,069	80,715
		144,977
OIL & GAS STORAGE & TRANSPORTATION—1.2%
Cheniere Energy Partners LP.	3,388	107,399
TOTAL MASTER LIMITED PARTNERSHIP (Cost $264,342)		252,376

REAL ESTATE INVESTMENT TRUST—1.7%
OFFICE—1.0%
Boston Properties, Inc.	672	93,274

SPECIALIZED—0.7%
Crown Castle International Corp.	673	58,221
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $143,789)		151,495
Total Investments (Cost $7,790,946)(a)	98.3%	8,793,435
Other Assets in Excess of Liabilities	1.7%	148,273
NET ASSETS	100.0%	$8,941,708

*	Non-income producing security.
(a)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,858,223, amounted to $935,212 which consisted of aggregate gross unrealized appreciation of $1,244,650 and aggregate gross unrealized depreciation of $309,438.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—60.7%
AEROSPACE & DEFENSE—2.0%
Honeywell International, Inc.	6,890	$673,566
Precision Castparts Corp.+	3,940	788,394
		1,461,960
AIRLINES—1.1%
United Continental Holdings, Inc.*	11,435	793,246

APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Tumi Holdings, Inc.*	16,895	383,009
Under Armour, Inc., Cl. A*	5,910	425,993
		809,002
APPLICATION SOFTWARE—1.2%
Adobe Systems, Inc.*	9,345	655,365
Informatica Corp.*	4,585	191,126
Palantir Technologies, Inc., Cl. A*,@	6,606	39,966
		886,457
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	8,780	603,450
WABCO Holdings, Inc.*	3,060	291,220
		894,670
AUTOMOBILE MANUFACTURERS—0.6%
Tesla Motors, Inc.*	2,305	469,298

BIOTECHNOLOGY—5.1%
Biogen Idec, Inc.*	2,725	1,060,461
Celgene Corp.*	3,425	408,123
Gilead Sciences, Inc.*+	12,335	1,293,078
Intercept Pharmaceuticals, Inc.*	2,650	532,729
Pharmacyclics, Inc.*	2,950	497,813
		3,792,204
CABLE & SATELLITE—0.5%
Comcast Corporation, Cl. A+	7,610	404,433

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	6,940	363,378

CONSUMER FINANCE—1.2%
American Express Co.	6,610	533,361
Discover Financial Services	6,030	327,911
		861,272
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Alliance Data Systems Corp.*+	2,435	703,301
Fiserv, Inc.*	5,950	431,554
		1,134,855
DRUG RETAIL—1.1%
CVS Caremark Corp.+	8,530	837,305

EXCHANGE TRADED FUNDS—0.2%
ProShares Ultra Bloomberg Crude Oil*	15,540	120,746

GENERAL MERCHANDISE STORES—0.5%
Dollar General Corp.*	5,515	369,836

HEALTH CARE EQUIPMENT—1.2%
Insulet Corp.*	15,305	449,814

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
St. Jude Medical, Inc.	6,730	$443,305
		893,119
HEALTH CARE FACILITIES—1.3%
HCA Holdings, Inc.*+	13,410	949,428

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	19,425	405,885

HOME FURNISHING RETAIL—0.5%
Williams-Sonoma, Inc.	5,000	391,250

HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.+	8,645	902,711

HOTELS RESORTS & CRUISE LINES—0.9%
Royal Caribbean Cruises Ltd.	8,970	677,684

INDUSTRIAL CONGLOMERATES—0.9%
Danaher Corp.	8,105	667,690

INDUSTRIAL MACHINERY—0.7%
Pall Corp.	5,460	528,310

INTEGRATED OIL & GAS—0.2%
iPath GSCI Crude Oil Total Return Index*	13,780	147,170

INTERNET RETAIL—0.8%
TripAdvisor, Inc.*	3,140	210,411
Vipshop Holdings Ltd.#*	16,950	379,511
		589,922
INTERNET SOFTWARE & SERVICES—10.0%
AOL, Inc.*	11,310	489,157
Criteo SA#*	33,150	1,291,192
DealerTrack Holdings, Inc.*	12,125	487,425
Demandware, Inc.*	9,570	512,569
Facebook, Inc., Cl. A*+	20,835	1,581,585
Google, Inc., Cl. C*+	2,175	1,162,581
GrubHub, Inc.*	10,820	372,533
LinkedIn Corp., Cl. A*	2,290	514,655
Shutterstock, Inc.*	6,110	343,932
Tencent Holdings Ltd.	23,245	395,498
Yahoo! Inc.*	7,600	334,324
		7,485,451
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	10,520	355,681

IT CONSULTING & OTHER SERVICES—0.7%
Cognizant Technology Solutions Corp., Cl. A*	9,940	538,052

LIFE SCIENCES TOOLS & SERVICES—1.4%
Genfit*	4,090	265,666
Thermo Fisher Scientific, Inc.	6,410	802,596
		1,068,262
MANAGED HEALTH CARE—0.9%
Aetna, Inc.	6,920	635,394

MOVIES & ENTERTAINMENT—1.4%
Lions Gate Entertainment Corp.	29,640	851,557

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MOVIES & ENTERTAINMENT—(CONT.)
Live Nation Entertainment, Inc.*	7,330	$174,234
		1,025,791
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	12,830	499,087

MULTI-UTILITIES—0.6%
Sempra Energy	3,935	440,405

OIL & GAS EXPLORATION & PRODUCTION—1.0%
Anadarko Petroleum Corp.	9,355	764,771

OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
Bank of America Corp.	17,520	265,428

PHARMACEUTICALS—5.7%
AbbVie, Inc.	21,810	1,316,234
Actavis PLC.*+	7,067	1,883,638
Allergan, Inc.	2,840	622,698
Salix Pharmaceuticals Ltd.*	2,210	297,621
Shire PLC.	1,875	137,083
		4,257,274
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	2,715	399,322

RENEWABLE ELECTRICITY—0.4%
TerraForm Power, Inc., Cl. A	8,675	282,285

RESTAURANTS—0.3%
Bloomin’ Brands, Inc.*	9,075	224,289

SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	13,270	541,549

SEMICONDUCTORS—3.3%
Avago Technologies Ltd.	7,925	815,324
Micron Technology, Inc.*+	22,340	653,780
NXP Semiconductors NV*+	10,130	803,714
Synaptics, Inc.*	2,775	213,148
		2,485,966
SOFT DRINKS—1.4%
PepsiCo, Inc.	10,855	1,017,982

SPECIALTY CHEMICALS—0.7%
Ecolab, Inc.	3,665	380,317
Senomyx, Inc.*	20,890	110,299
		490,616
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.9%
Apple, Inc.+	13,085	1,533,038
Nimble Storage, Inc.*	28,360	636,115
		2,169,153
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*+	31,430	906,127
TOTAL COMMON STOCKS (Cost $40,969,905)		45,204,716

PREFERRED STOCKS—0.8%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	26,941	165,148

	SHARES	VALUE
PREFERRED STOCKS—(CONT.)
APPLICATION SOFTWARE—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	3,510	$21,587
		186,735
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	2,964	130,415
Tolero Pharmaceuticals, Inc.*,@,(a)	106,120	320,069
		450,484
TOTAL PREFERRED STOCKS (Cost $617,151)		637,219

RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Adolor Corp., CPR, 12/31/2049*,@,(b)	49,870	25,933
(Cost $—)		25,933

MASTER LIMITED PARTNERSHIP—3.6%
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
The Blackstone Group LP.+	40,040	1,495,094
The Carlyle Group LP.	20,110	528,893
		2,023,987
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy Partners LP.	20,030	634,951
TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,393,242)		2,658,938

REAL ESTATE INVESTMENT TRUST—0.5%
SPECIALIZED—0.5%
Lamar Advertising Co.+	7,095	397,462
(Cost $348,313)		397,462

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)—33.6% (Cost $24,999,870)		24,999,870
Total Investments (Cost $69,328,481)(c)	99.2%	73,924,138
Other Assets in Excess of Liabilities	0.8%	579,202
NET ASSETS	100.0%	$74,503,340

+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)	Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(c)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $69,672,907, amounted to $4,251,231 which consisted of aggregate gross unrealized appreciation of $6,427,835 and aggregate gross unrealized depreciation of $2,176,604.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Adolor Corp., CPR	10/24/2011	$—	$25,933	0.04%
Intarcia Therapeutics, Inc.	3/27/2014	96,003	130,415	0.18%
Palantir Technologies, Inc., Cl. A	10/07/2014	42,985	39,966	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	177,903	165,148	0.22%
Palantir Technologies, Inc., Cl. D	10/14/2014	23,176	21,587	0.03%
Tolero Pharmaceuticals, Inc.	8/01/2014	154,147	154,147	0.21%
Tolero Pharmaceuticals, Inc.	10/31/2014	165,922	165,922	0.22%
Total			$703,118	0.95%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short (Continued) January 31, 2015

	SHARES	VALUE
COMMON STOCKS—15.5%
AGRICULTURAL & FARM MACHINERY—0.2%
Deere & Co.	(2,190)	$(186,566)

APPAREL RETAIL—0.2%
The Gap, Inc.	(3,645)	(150,138)

APPLICATION SOFTWARE—0.3%
Factset Research Systems, Inc.	(1,355)	(194,564)

ASSET MANAGEMENT & CUSTODY BANKS—0.2%
T. Rowe Price Group, Inc.	(2,070)	(162,950)

BIOTECHNOLOGY—0.3%
Myriad Genetics, Inc.	(6,430)	(240,611)

BROADCASTING—0.3%
Scripps Networks Interactive, Inc., Cl. A	(3,225)	(229,265)

BUILDING PRODUCTS—0.2%
Masco Corp.	(5,100)	(126,684)

CASINOS & GAMING—0.2%
Pinnacle Entertainment, Inc.	(6,530)	(138,110)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Cummins, Inc.	(1,045)	(145,736)
PACCAR, Inc.	(5,770)	(346,835)
		(492,571)
CONSUMER FINANCE—0.2%
Capital One Financial Corp.	(1,940)	(142,027)

DIVERSIFIED BANKS—0.3%
SPDR S&P Regional Banking ETF	(5,411)	(199,395)

DIVERSIFIED CHEMICALS—0.3%
FMC Corporation	(3,620)	(208,150)

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Emerson Electric Co.	(3,725)	(212,102)

ELECTRONIC MANUFACTURING SERVICES—0.2%
Benchmark Electronics, Inc.	(4,900)	(118,727)

HEALTH CARE EQUIPMENT—1.3%
Baxter International, Inc.	(5,275)	(370,885)
Varian Medical Systems, Inc.	(6,080)	(562,765)
		(933,650)
HEALTH CARE FACILITIES—0.3%
Amsurg Corp.	(3,980)	(219,616)

HEALTH CARE SERVICES—0.5%
Express Scripts, Inc.	(4,630)	(373,687)

HEALTH CARE SUPPLIES—0.1%
DENTSPLY International, Inc.	(1,805)	(90,295)

HOME FURNISHING RETAIL—0.4%
Bed Bath & Beyond, Inc.	(3,865)	(288,986)

HOME IMPROVEMENT RETAIL—0.1%
Lumber Liquidators Holdings, Inc.	(1,545)	(97,567)

HOTELS RESORTS & CRUISE LINES—0.2%
Starwood Hotels & Resorts Worldwide, Inc.	(2,075)	(149,338)

HOUSEWARES & SPECIALTIES—0.5%
Tupperware Brands Corp.	(5,300)	(358,333)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INSURANCE BROKERS—0.2%
Aon PLC.	(2,040)	$(183,702)

INTEGRATED OIL & GAS—0.2%
Statoil ASA#	(8,775)	(147,420)

INTERNET SOFTWARE & SERVICES—0.3%
Akamai Technologies, Inc.	(4,430)	(257,627)

IT CONSULTING & OTHER SERVICES—1.3%
Accenture Ltd., Cl. A	(4,260)	(357,968)
Infosys Technologies Ltd.#	(6,275)	(213,852)
International Business Machines Corp.	(2,460)	(377,143)
		(948,963)
LIFE & HEALTH INSURANCE—0.2%
MetLife, Inc.	(4,020)	(186,930)

MARKET INDICES—1.8%
iShares Russell 2000 Growth	(4,728)	(657,665)
iShares Russell 2000 Index Fund	(2,468)	(285,548)
SPDR S&P 500 ETF Trust	(2,073)	(413,501)
		(1,356,714)
MOVIES & ENTERTAINMENT—0.2%
Viacom, Inc., Cl. B	(2,270)	(146,233)

OIL & GAS EXPLORATION & PRODUCTION—0.3%
Concho Resources, Inc.	(820)	(90,897)
Jones Energy, Inc.	(12,350)	(125,970)
		(216,867)
PROPERTY & CASUALTY INSURANCE—0.2%
Axis Capital Holdings Ltd.	(3,075)	(156,518)

RESTAURANTS—0.3%
Buffalo Wild Wings, Inc.	(610)	(108,775)
Dunkin’ Brands Group, Inc.	(3,315)	(156,833)
		(265,608)
SEMICONDUCTORS—1.6%
Linear Technology Corp.	(10,060)	(452,096)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(8,770)	(199,167)
Texas Instruments, Inc.	(10,215)	(545,992)
		(1,197,255)
SPECIALTY CHEMICALS—0.3%
Celanese Corp.	(3,975)	(213,696)

SYSTEMS SOFTWARE—0.7%
NetSuite, Inc.	(3,580)	(352,379)
Oracle Corp.	(4,290)	(179,708)
		(532,087)
TOBACCO—0.2%
Philip Morris International, Inc.	(2,335)	(187,360)

TRUCKING—0.4%
Heartland Express, Inc.	(10,325)	(265,249)

REAL ESTATE INVESTMENT TRUST—0.3%
MORTGAGE REITS—0.3%
Annaly Capital Management, Inc.	(17,670)	(186,595)
TOTAL (Proceeds $11,392,338)		$(11,762,156)

#        American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2015

	SHARES	VALUE
COMMON STOCKS—96.0%
BRAZIL—7.8%
BREWERS—0.9%
Ambev SA	32,135	$211,206

DIVERSIFIED BANKS—2.0%
Banco Bradesco SA#	12,600	157,248
Itau Unibanco Holding SA#	26,293	318,671
		475,919
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES—0.9%
Cielo SA	14,475	215,852

INDUSTRIAL MACHINERY—1.1%
WEG SA	21,164	252,478

MANAGED HEALTH CARE—0.9%
Odontoprev SA*	52,684	202,888

MULTI-LINE INSURANCE—0.7%
BB Seguridade Participacoes SA	16,300	178,654

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
GAEC Educacao SA	10,472	81,007

PAPER PRODUCTS—1.0%
Suzano Papel e Celulose SA*	58,081	235,364
TOTAL BRAZIL (Cost $1,936,817)		1,853,368

CAYMAN ISLANDS—0.6%
ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
Sunny Optical Technology Group Co., Ltd.	89,000	135,929
(Cost $129,426)

CHINA—21.4%
AUTOMOBILE MANUFACTURERS—1.0%
Brilliance China Automotive Holdings Ltd.	127,610	234,403

CONSTRUCTION & ENGINEERING—1.5%
China Communications Construction Co., Ltd.	95,206	103,529
China State Construction International Holdings Ltd.	161,568	248,845
		352,374
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
China South Locomotive and Rolling Stock Corp.	189,000	229,902

CONSTRUCTION MATERIALS—0.8%
Anhui Conch Cement Co., Ltd.	55,861	188,790

CONSUMER ELECTRONICS—0.9%
Haier Electronics Group Co., Ltd.	75,000	202,682

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
PAX Global Technology Ltd.*	220,145	206,449

HEALTH CARE DISTRIBUTORS—0.8%
Phoenix Healthcare Group Co., Ltd.	111,413	189,993

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.0%
Huaneng Power International, Inc.	163,786	231,134
Huaneng Renewables Corp., Ltd.	655,760	235,157
		466,291
INDUSTRIAL CONGLOMERATES—1.2%
China Everbright International Ltd.	194,299	286,725

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—(CONT.)
INTEGRATED OIL & GAS—0.8%
China Petroleum & Chemical Corp.	251,423	199,457

INTERNET RETAIL—1.4%
Qunar Cayman Islands Ltd.#*	3,109	91,218
Vipshop Holdings Ltd.#*	10,968	245,574
		336,792
INTERNET SOFTWARE & SERVICES—3.4%
Alibaba Group Holding Ltd.#*	1,789	159,364
Tencent Holdings Ltd.	38,207	650,066
		809,430
INVESTMENT BANKING & BROKERAGE—0.5%
Haitong Securities Co., Ltd.*	50,048	109,234

LIFE & HEALTH INSURANCE—2.7%
China Life Insurance Co., Ltd.	89,047	352,062
Ping An Insurance Group Co., of China Ltd.	28,116	299,029
		651,091
REAL ESTATE DEVELOPMENT—0.8%
China Overseas Land & Investment Ltd.	67,033	195,419

WIRELESS TELECOMMUNICATION SERVICES—1.7%
China Mobile Ltd.	29,730	391,553
TOTAL CHINA (Cost $4,435,247)		5,050,585

COLOMBIA—1.2%
CONSTRUCTION MATERIALS—0.6%
Cementos Argos SA	42,682	150,437

FOOD RETAIL—0.6%
Almacenes Exito SA*	12,852	131,680
TOTAL COLOMBIA (Cost $361,122)		282,117

EGYPT—0.5%
DIVERSIFIED BANKS—0.5%
Commercial International Bank Egypt SAE(a)	17,946	128,493
(Cost $121,621)

HONG KONG—1.8%
LIFE & HEALTH INSURANCE—1.0%
AIA Group Ltd.	40,895	238,440

MARINE—0.8%
Orient Overseas International Ltd.	28,659	187,984
TOTAL HONG KONG (Cost $345,528)		426,424

INDIA—10.3%
AIR FREIGHT & LOGISTICS—0.3%
Blue Dart Express Ltd.*	539	59,401

APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Titan Co., Ltd.(L2)	36,439	264,391

AUTO PARTS & EQUIPMENT—1.3%
Motherson Sumi Systems Ltd.*	40,753	296,842

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDIA—(CONT.)
CONSTRUCTION & ENGINEERING—0.8%
Voltas Ltd.*	43,557	188,920

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Tata Motors Ltd.#	5,657	279,003

DIVERSIFIED BANKS—3.1%
Axis Bank Ltd.	24,990	236,825
HDFC Bank Ltd.(L2)	15,420	293,382
IndusInd Bank Ltd.*	15,162	212,456
		742,663
INTERNET SOFTWARE & SERVICES—0.5%
Info Edge India Ltd.*	9,028	122,857

OIL, GAS & CONSUMABLE FUELS—0.6%
Reliance Industries Ltd.*	9,536	140,895

PHARMACEUTICALS—1.4%
Aurobindo Pharma Ltd.	16,702	336,490
TOTAL INDIA (Cost $1,710,801)		2,431,462

INDONESIA—2.8%
ALTERNATIVE CARRIERS—1.1%
Tower Bersama Infrastructure Tbk PT	343,812	257,842

DIVERSIFIED BANKS—0.9%
Bank Rakyat Indonesia Persero Tbk., PT	224,200	206,634

GAS UTILITIES—0.8%
Perusahaan Gas Negara Persero Tbk PT	481,873	192,102
TOTAL INDONESIA (Cost $614,485)		656,578

MALAYSIA—1.4%
HEALTH CARE DISTRIBUTORS—0.7%
KPJ Healthcare Bhd.*	154,273	167,000

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Axiata Group Bhd.	87,300	173,133
TOTAL MALAYSIA (Cost $355,645)		340,133

MEXICO—4.6%
AGRICULTURAL PRODUCTS—0.4%
Gruma SAB de CV	8,700	93,127

CONSTRUCTION MATERIALS—0.9%
Cemex SAB de CV#*	22,477	199,821

CONSUMER FINANCE—0.8%
Compartamos SAB de CV*	101,035	191,841

DIVERSIFIED REAL ESTATE ACTIVITIES—1.4%
Corp Inmobiliaria Vesta SAB de CV	175,281	339,012

GAS UTILITIES—1.1%
Infraestructura Energetica Nova SAB de CV	54,900	260,586
TOTAL MEXICO (Cost $1,110,231)		1,084,387

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PERU—1.0%
DIVERSIFIED BANKS—1.0%
Credicorp Ltd.	1,697	244,572
(Cost $227,457)

PHILIPPINES—2.0%
INDUSTRIAL CONGLOMERATES—0.6%
DMCI Holdings, Inc.	402,151	140,132

PACKAGED FOODS & MEATS—1.4%
Universal Robina Corp.	72,211	338,221
TOTAL PHILIPPINES (Cost $429,602)		478,353

POLAND—0.5%
AIR FREIGHT & LOGISTICS—0.5%
Integer.pl SA*	2,425	109,692
(Cost $189,243)

QATAR—0.4%
DIVERSIFIED BANKS—0.4%
Qatar National Bank SAQ	1,912	103,947
(Cost $99,921)

RUSSIA—1.9%
FOOD RETAIL—0.5%
Magnit PJSC(a)	2,999	114,562

IT CONSULTING & OTHER SERVICES—1.4%
Luxoft Holding, Inc.*	8,654	337,679
TOTAL RUSSIA (Cost $442,535)		452,241

SOUTH AFRICA—6.8%
APPAREL RETAIL—1.0%
Mr Price Group Ltd.*	10,334	235,150

CABLE & SATELLITE—1.8%
Naspers Ltd.	2,885	420,606

CASINOS & GAMING—0.5%
Sun International Ltd.*	11,084	123,729

OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
Brait SE*	35,023	231,807
FirstRand Ltd.*	69,836	312,306
		544,113
PHARMACEUTICALS—1.2%
Aspen Pharmacare Holdings Ltd.	7,505	282,657
TOTAL SOUTH AFRICA (Cost $1,265,344)		1,606,255

SOUTH KOREA—13.7%
AUTOMOBILE MANUFACTURERS—0.8%
Hyundai Motor Co.	1,238	190,349

BUILDING PRODUCTS—1.1%
KCC Corp.	489	244,411

DIVERSIFIED BANKS—1.7%
Hana Financial Group, Inc.*	6,587	192,997

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SOUTH KOREA—(CONT.)
DIVERSIFIED BANKS—(CONT.)
KB Financial Group, Inc.	6,184	206,433
		399,430
DIVERSIFIED METALS & MINING—0.8%
POSCO*	831	190,337

ELECTRONIC COMPONENTS—0.6%
LG Display Co., Ltd.*	4,477	146,404

FOOD BEVERAGE & TOBACCO—1.0%
CJ CheilJedang Corp.	745	237,881

HOUSEHOLD PRODUCTS—0.8%
LG Household & Health Care Ltd.*	300	187,228

INTERNET SOFTWARE & SERVICES—0.9%
NAVER Corp.	338	219,528

LIFE & HEALTH INSURANCE—0.7%
Samsung Life Insurance Co., Ltd.	1,698	173,281

MOVIES & ENTERTAINMENT—0.9%
CJ CGV Co., Ltd.*	3,584	198,316

SEMICONDUCTORS—4.4%
Eo Technics Co., Ltd.*	669	77,678
Samsung Electronics Co., Ltd.	780	965,802
		1,043,480
TOTAL SOUTH KOREA (Cost $3,251,516)		3,230,645

TAIWAN—11.9%
DEPARTMENT STORES—0.6%
Poya International Co., Ltd.*	18,000	150,274

DIVERSIFIED BANKS—1.8%
E.Sun Financial Holding Co., Ltd.*	406,100	248,199
SinoPac Financial Holdings Co., Ltd.	461,500	186,828
		435,027
ELECTRONIC COMPONENTS—1.3%
Delta Electronics, Inc.*	49,500	301,753

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
TPK Holding Co., Ltd.*	32,200	208,465

ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
Chroma ATE, Inc.*	106,900	265,718

SEMICONDUCTORS—5.1%
ASPEED Technology, Inc.	21,900	201,117
eMemory Technology, Inc.	16,000	167,349
Epistar Corp.*	119,800	212,109
Taiwan Semiconductor Manufacturing Co., Ltd.*	140,100	622,333
		1,202,908
TEXTILES—1.1%
Eclat Textile Co., Ltd.*	24,320	250,923
TOTAL TAIWAN (Cost $2,779,373)		2,815,068

	SHARES	VALUE
COMMON STOCKS—(CONT.)
THAILAND—1.5%
AGRICULTURAL PRODUCTS—0.8%
Charoen Pokphand Foods PCL	238,502	183,996

PASSENGER TRANSPORTATION—0.7%
BTS Group Holdings PCL	597,580	179,840
TOTAL THAILAND (Cost $392,034)		363,836

TURKEY—2.3%
DIVERSIFIED BANKS—0.9%
Turkiye Is Bankasi	76,130	221,880

FOOD RETAIL—0.2%
Migros Ticaret AS*	4,739	44,457

INDUSTRIAL MACHINERY—0.5%
Turk Traktor ve Ziraat Makineleri AS	3,373	111,679

OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Haci Omer Sabanci Holding AS	39,261	166,102
TOTAL TURKEY (Cost $533,439)		544,118

UNITED ARAB EMIRATES—0.7%
DIVERSIFIED BANKS—0.7%
Abu Dhabi Commercial Bank PJSC	82,548	155,520
(Cost $172,353)

UNITED KINGDOM—0.9%
BREWERS—0.9%
SABMiller PLC.*	3,786	206,743
(Cost $191,043)
TOTAL COMMON STOCKS (Cost $21,094,783)		22,700,466

REAL ESTATE INVESTMENT TRUST—0.8%
MEXICO—0.8%
SPECIALIZED—0.8%
PLA Administradora Industrial S de RL de CV	88,017	188,138
(Cost $190,965)
Total Investments (Cost $21,285,748)(b)	96.8%	22,888,604
Other Assets in Excess of Liabilities	3.2%	758,912
NET ASSETS	100.0%	$23,647,516

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Global Depositary Receipts.
(b)

At January 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,380,618, amounted to $1,507,986 which consisted of aggregate gross unrealized appreciation of $3,047,523 and aggregate gross unrealized depreciation of $1,539,537.

See Notes to Financial Statements

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments. The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$767,054,481	$766,936,808	—	$117,673
Consumer Staples	309,511,443	309,511,443	—	—
Energy	162,647,849	162,647,849	—	—
Financials	155,919,069	155,919,069	—	—
Health Care	958,643,538	958,643,538	—	—
Industrials	469,732,789	469,732,789	—	—
Information Technology	1,446,488,838	1,444,381,671	—	2,107,167
Materials	58,260,174	58,260,174	—	—
Telecommunication Services	18,906,174	18,906,174	—	—
Utilities	36,121,282	36,121,282	—	—
TOTAL COMMON STOCKS	$4,383,285,637	$4,381,060,797	—	$2,224,840
MASTER LIMITED PARTNERSHIP
Financials	106,479,167	106,479,167	—	—
PREFERRED STOCKS
Consumer Discretionary	3,500,024	—	—	3,500,024
Health Care	7,528,356	—	—	7,528,356
Information Technology	9,845,416	—	—	9,845,416
TOTAL PREFERRED STOCKS	$20,873,796	—	—	$20,873,796

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Financials	90,065,755	90,065,755	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,600,704,355	$4,577,605,719	—	$23,098,636
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	27,831,199	27,831,199	—	—
Energy	11,079,690	11,079,690	—	—
Financials	11,092,551	11,092,551	—	—
Health Care	8,827,378	8,827,378	—	—
Industrials	28,280,106	28,280,106	—	—
Information Technology	36,597,159	36,597,159	—	—
Materials	7,101,696	7,101,696	—	—
TOTAL COMMON STOCKS	$130,809,779	$130,809,779	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$16,125,499	$16,123,110	—	$2,389
Consumer Staples	5,548,019	5,548,019	—	—
Financials	1,314,951	1,314,951	—	—
Health Care	4,836,422	4,836,422	—	—
Industrials	16,139,413	16,139,413	—	—
Information Technology	23,607,871	23,607,871	—	—
Materials	1,959,962	1,959,962	—	—
Utilities	3,823,736	3,823,736	—	—
TOTAL COMMON STOCKS	$73,355,873	$73,353,484	—	$2,389
PREFERRED STOCKS
Consumer Discretionary	66,683	—	—	66,683
TOTAL INVESTMENTS IN SECURITIES	$73,422,556	$73,353,484	—	$69,072

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,413,936	$2,413,936	—	—
Consumer Staples	279,405	279,405	—	—
Energy	282,948	282,948	—	—
Financials	308,977	308,977	—	—
Health Care	1,340,263	1,340,263	—	—
Industrials	1,313,696	1,313,696	—	—
Information Technology	1,770,614	1,770,614	—	—
Materials	418,828	418,828	—	—
Telecommunication Services	165,765	165,765	—	—
Utilities	95,132	95,132	—	—
TOTAL COMMON STOCKS	$8,389,564	$8,389,564	—	—
MASTER LIMITED PARTNERSHIP
Energy	107,399	107,399	—	—
Financials	144,977	144,977	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$252,376	$252,376	—	—
REAL ESTATE INVESTMENT TRUST
Financials	151,495	151,495	—	—
TOTAL INVESTMENTS IN SECURITIES	$8,793,435	$8,793,435	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,122,264	$7,122,264	—	—
Consumer Staples	1,855,287	1,855,287	—	—
Energy	911,941	911,941	—	—
Exchange Traded Funds	120,746	120,746	—	—
Financials	2,380,790	2,380,790	—	—
Health Care	11,595,681	11,595,681	—	—
Industrials	4,898,882	4,898,882	—	—
Information Technology	15,105,819	15,065,853	—	39,966
Materials	490,616	490,616	—	—
Utilities	722,690	722,690	—	—
TOTAL COMMON STOCKS	$45,204,716	$45,164,750	—	$39,966
MASTER LIMITED PARTNERSHIP
Energy	634,951	634,951	—	—
Financials	2,023,987	2,023,987	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,658,938	$2,658,938	—	—
PREFERRED STOCKS
Health Care	450,484	—	—	450,484
Information Technology	186,735	—	—	186,735
TOTAL PREFERRED STOCKS	$637,219	—	—	$637,219

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Financials	397,462	397,462	—	—
RIGHTS
Health Care	25,933	—	—	25,933
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
U.S. Government & Agency	24,999,870	—	24,999,870	—
TOTAL INVESTMENTS IN SECURITIES	$73,924,138	$48,221,150	$24,999,870	$703,118
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	1,823,578	1,823,578	—	—
Consumer Staples	187,360	187,360	—	—
Energy	364,287	364,287	—	—
Financials	1,730,571	1,730,571	—	—
Health Care	1,857,859	1,857,859	—	—
Industrials	1,283,172	1,283,172	—	—
Information Technology	3,249,223	3,249,223	—	—
Market Indices	657,665	657,665	—	—
Materials	421,846	421,846	—	—
TOTAL COMMON STOCKS	$11,575,561	$11,575,561	—	—
REAL ESTATE INVESTMENT TRUST
Financials	186,595	186,595	—	—
TOTAL SECURITIES SOLD SHORT	$11,762,156	$11,762,156	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,985,464	$2,985,464	$—	—
Consumer Staples	1,749,101	1,749,101	—	—
Energy	340,352	340,352	—	—
Financials	5,901,272	5,901,272	—	—
Health Care	1,179,028	1,179,028	—	—
Industrials	2,622,541	2,622,541	—	—
Information Technology	5,216,452	5,216,452	—	—
Materials	964,749	964,749	—	—
Telecommunication Services	822,528	822,528	—	—
Utilities	918,979	918,979	—	—
TOTAL COMMON STOCKS	$22,700,466	$22,700,466	$—	—
REAL ESTATE INVESTMENT TRUST
Financials	188,138	188,138	—	—
TOTAL INVESTMENTS IN SECURITIES	$22,888,604	$22,888,604	$—	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2014	$2,208,793
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	16,047
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	2,224,840
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$16,047

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2014	$20,225,421
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	648,375
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	20,873,796
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$648,375

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Green Fund	Common Stocks
Opening balance at November 1, 2014	$2,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	326
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	2,389
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$326

Alger Green Fund	Preferred Stocks
Opening balance at November 1, 2014	$57,589
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	9,094
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	66,683
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$9,094

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2014	$314,187
Transfers into Level 3	320,069
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	2,963
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	637,219
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$2,963

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2014	$25,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements	—
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2015	25,932
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2015	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	January 31, 2015	Methodology	Input	Range
Alger Spectra Fund
Common Stocks	$117,673	Market	Revenue Multiple	0.07x to4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$3,500,024	Market	Revenue Multiple	0.07x to4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$17,373,772	Income	Discount Rate	10.0%
		Approach
Alger Green Fund
Common Stocks	$3,389	Market	Revenue Multiple	0.07x to4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Preferred Stocks	$66,683	Market	Revenue Multiple	0.07x to4.3x
		Approach	EBITDA Multiple	8.8x to 50.4x
Alger Dynamic Opportunities Fund
Common Stocks	$39,966	Income	Discount Rate	10.0%
		Approach
Preferred Stocks	$317,150	Income	Discount Rate	10.0%
		Approach
Preferred Stocks	$320,069	Income	Discount Rate	15.0%
		Approach
Rights	$25,932	Transaction Cost	Probability of Success	0% - 44%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2015 there were no transfers of securities between Level 1 and Level 2

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$74,455,894	$74,455,894	—	—
Alger Green Fund	2,683,491	2,683,491	—	—
Alger Analyst Fund	125,257	125,257	—	—
Alger Dynamic Opportunities Fund	19,677,854	19,677,854	—	—
Alger Emerging Markets Fund	935,021	935,021	—	—
Total	$97,877,517	$97,877,517	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending January 31, 2015

NOTE 5 — Holding of 5% Voting Securities:

The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2014	Additions	Reductions	2015	Income	2015
Alger Spectra Fund
Common Stocks
Choicestream Inc.*	178,292	—	—	178,292	—	$117,673
Preferred Stocks
Choicestream Inc.*	5,303,067	—	—	5,303,067	—	$3,500,024

Alger Green Fund
Common Stocks
Choicestream Inc.*	3,619	—	—	3,619	—	$2,389
Preferred Stocks
Choicestream Inc.*	101,034	—	—	101,034	—	$66,683
Alger Dynamic Opportunities Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	106,120	—	—		—	$106,975

*         Non-income producing security.

ITEM 2. Controls and Procedures.

(a)   Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the fling of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Hal Liebes

Hal Liebes

President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 30, 2015

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2015